CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues
Total revenue from external customers	$ 40,033,097	$ 35,518,790	$ 45,477,926
Cost of revenues	14,326,803	12,974,135	16,841,915
Gross profit	25,706,294	22,544,655	28,636,011
Operating expenses:
General and administrative (including share-based compensation of $1,829,364, $977,519 and $827,657 for 2018, 2019 and 2020, respectively)	11,340,895	12,186,108	14,254,137
Product development (including share-based compensation of $191,708, $62,298 and $113,796 for 2018, 2019 and 2020, respectively)	8,109,188	9,144,180	13,924,460
Sales and marketing (including share-based compensation of $219,440, $74,011 and $45,379 for 2018, 2019 and 2020, respectively)	17,419,252	13,363,921	22,065,504
Total operating expenses	36,869,335	34,694,209	50,244,101
Income (loss) from operations	(11,163,041)	(12,149,554)	(21,608,090)
Interest income	18,141	33,397	96,679
Interest expense			(1,101)
Exchange gain (loss), net	(227,336)	(134,172)	246,680
Loss on the interest sold and retained noncontrolling investment		(299,645)	(1,186,852)
Loss from equity investments without readily determinable fair value	(449,432)
Income (Loss) from equity method investment	(775,269)	391	470
Other income, net	1,064,127	22,692	34,498
Loss before income tax expense	(11,532,810)	(12,526,891)	(22,417,716)
Income tax benefit (expense)	182,602	(216,857)	(52,779)
Net loss	(11,350,208)	(12,743,748)	(22,470,495)
Less: net loss attributable to the noncontrolling interest	(792,039)	(1,480,927)	(2,520,375)
Net loss attributable to China Finance Online Co. Limited	$ (10,558,169)	$ (11,262,821)	$ (19,950,120)
Net loss per share attributable to China Finance Online Co. Limited
Basic and Diluted	$ (0.09)	$ (0.10)	$ (0.18)
Weighted average shares used in calculating net loss per share
Basic and Diluted	115,060,781	114,687,282	113,883,030
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	$ (125,606)	$ 120,762	$ (362,398)
Net unrealized gain (loss) from short-term investments available-for-sale	599	11,743	(72,755)
Less: reclassification adjustment for net unrealized (gains) losses included in net income	(599)	(11,743)	72,755
Other comprehensive income (loss), net of tax	(125,606)	120,762	(362,398)
Comprehensive loss	(11,475,814)	(12,622,986)	(22,832,893)
Less: comprehensive loss attributable to the noncontrolling interest	(792,039)	(1,480,927)	(2,520,375)
Comprehensive loss attributable to China Finance Online Co. Limited	(10,683,775)	(11,142,059)	(20,312,518)
Hong Kong Brokerage Services Revenues
Net revenues
Total revenue from external customers	12,110,117	15,799,347	22,343,950
Financial Information and Advisory Services Revenues
Net revenues
Total revenue from external customers	17,465,197	10,674,164	14,891,267
Advertising Revenues
Net revenues
Total revenue from external customers	9,176,706	8,310,150	7,312,947
Mutual Funds Distribution Revenues
Net revenues
Total revenue from external customers	$ 1,281,077	$ 735,129	879,802
Others
Net revenues
Total revenue from external customers			$ 49,960